Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,939,000
Previously Paid Amount	0.00
Total Fee Amount	756.16
Total Offset Amount	0.00
Net Fee	756.16
Narrative - Max Aggregate Offering Price	$ 4,939,000
Final Prospectus	true